STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company did not issue any common stock purchase warrants or options during the years ended December 31, 2016 and 2015. The following tables represent stock options and warrants activities for the years ended December 31, 2016 and 2015.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	90,000	$0.34	4.10	$3,150
Granted	-
Exercised	-
Forfeited or cancelled	-
Outstanding at December 31, 2015	90,000	$0.34	3.10	$10,350
Granted	-
Exercised	(15,000)	$0.01
Forfeited or cancelled	-
Outstanding at December 31, 2016	75,000	$0.41	2.71	$82,000
Exercisable at December 31, 2016*	75,000	$0.41	2.71	$82,000

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following summarizes the warrant activities during the years ended December 31, 2016 and 2015:

	2016		2015
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of the year	1,000,000	$3.00	1,326,250	$2.64
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
Expired	1,000,000	$3.00	326,500	$1.31
Outstanding at end of year	-	$-	1,000,000	$3.00
Exercisable at end of year	-	$-	1,000,000	$3.00